Project debt, Variations of project debt (Details) $ in Thousands, € in Millions			12 Months Ended
		Feb. 24, 2023	Dec. 31, 2023 USD ($) Agreement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 EUR (€)
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements			$ 177	$ 208
Total Project Debt [Abstract]
Beginning balance			4,553,052	5,036,193
Nominal increase			213,232
Nominal repayment			(518,344)	(384,107)
Interest payment			(227,145)	(232,855)
Total cash changes			(532,257)	(616,962)
Interest accrued			227,418	230,237
Business combination				1,449
Currency translation differences			35,958	(137,108)
Other non-cash changes			35,089	39,243
Reclassifications			0	0
Total non-cash changes			298,465	133,821
Ending balance			4,319,260	$ 4,553,052	$ 5,036,193
Project debt [Abstract]
Maturity date		February 24, 2028
Percentage of ownership equity interest				49.00%	49.00%
Short-term project debt			$ 387,387	$ 326,534
Chile PV1 [Member]
Project debt [Abstract]
Percentage of ownership equity interest			35.00%
Short-term project debt			$ 50,000
Chile PV 2 [Member]
Project debt [Abstract]
Short-term project debt			$ 21,000
Green Senior Notes [Member]
Project debt [Abstract]
Number of loan agreements | Agreement			2
Project debt financed amount | €						€ 198.0
Maturity date			June 2037
Project Debt - Long-term [Member]
Total Project Debt [Abstract]
Beginning balance			$ 4,226,518	4,387,674
Nominal increase			213,232
Nominal repayment			(4,768)	(73,478)
Interest payment			0	0
Total cash changes			208,464	(73,478)
Interest accrued			0	0
Business combination				1,301
Currency translation differences			28,808	(119,068)
Other non-cash changes			35,024	39,161
Reclassifications			(566,941)	(9,072)
Total non-cash changes			(503,109)	(87,678)
Ending balance			3,931,873	4,226,518	$ 4,387,674
Project Debt - Short-term [Member]
Total Project Debt [Abstract]
Beginning balance			326,534	648,519
Nominal increase			0
Nominal repayment			(513,576)	(310,629)
Interest payment			(227,145)	(232,855)
Total cash changes			(740,721)	(543,484)
Interest accrued			227,418	230,237
Business combination				148
Currency translation differences			7,150	(18,040)
Other non-cash changes			65	82
Reclassifications			566,941	9,072
Total non-cash changes			801,574	221,499
Ending balance			$ 387,387	$ 326,534	648,519
Kaxu [Member]
Project debt [Abstract]
Percentage of ownership equity interest	[1]		51.00%
Short-term project debt					$ 314,000

[1]	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (“IDC”, 29%) and Kaxu Community Trust (20%).